Related Party Transactions - Transactions with Significant Shareholders, their Affiliates and Other Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Sales & other services	$ 7	$ 24	$ 118
Research and development expenses			121
Other purchases	65	24	71
Accounts receivable	8	22	12
Accounts payable	$ 61	$ 56	$ 82